Expense Example (Invesco V.I. Utilities Fund, Series I shares, Invesco V.I. Utilities Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Utilities Fund | Series I shares, Invesco V.I. Utilities Fund
Example
Expense Example, By Year, Column [Text]	Series I
1 Year	$ 95
3 Years	320
5 Years	563
10 Years	$ 1,261